June 14, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc.
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-217713

Dear Mr. Buda:

Filed herewith is pre-effective amendment no. 1 (“Amendment No. 1”) to the above-referenced registration statement filed on behalf of Great-West Funds, Inc. (“Great-West Funds”).

Amendment No. 1 reflects changes in response to comments of the Commission staff (“Staff”) on the N-14 filing filed on May 5, 2017.

The N-14 filing was filed to notify shareholders that the Board of Directors of Great-West Funds approved the reorganization of each “Target Fund” listed in the table below into the corresponding “Acquiring Fund” listed in the table below.

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West Aggressive Profile I Fund	Great-West Aggressive Profile II Fund
Great-West Conservative Profile I Fund	Great-West Conservative Profile II Fund
Great-West Moderate Profile I Fund	Great-West Moderate Profile II Fund
Great-West Moderately Aggressive Profile I Fund	Great-West Moderately Aggressive Profile II Fund
Great-West Moderately Conservative Profile I Fund	Great-West Moderately Conservative Profile II Fund

I. RESPONSES TO STAFF COMMENTS

Set forth below is each Staff comment on the N-14 filing, communicated by telephone on June 1, 2017 by you, followed by Great-West Funds’ response. Capitalized terms not defined in this letter have the meanings given them in the N-14 filing.

Comment No. 1

Shareholder Letter. If each Target Fund and its Acquiring Fund has identical 12b-1 fees, shareholder services fees, and acquired fund fees and expenses, then delete “generally” as a qualifier. If they are any differences, then please explain the differences.

Response

Comment complied with by deleting the word “generally” as each Target Fund and its Acquiring Fund has identical 12b-1 fees, shareholder services fees, and acquired fund fees and expenses. Registrant has updated the fee tables to match the current fees listed in the supplement filed on June 2, 2017.

Comment No. 2

Q&A #1. Explain briefly that contract holders are getting this Prospectus/Information Statement because they are invested in one of the Target Funds through variable annuity, variable life, or a qualified retirement plan. Also, explain add this to the first page of the Prospectus/Information Statement and add a definition of permitted account.

Response

Comment complied with by explaining why shareholders are receiving the Prospectus/Information Statement as follows:

“You are receiving this Information Statement/Prospectus because you are invested in the Target Fund through insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, individual retirement accounts, qualified retirement plans, or college savings programs (collectively, “Permitted Accounts”).”

Comment No. 3

Global comment. Please change all references to “total value of the [Fund]” to “total net asset value of the [Fund].”

Response

Comment complied with by changing all references from “total value” to “total net asset value.”

Comment No. 4

Summary, Page 1. Delete “qualified by reference to” language as the description must be complete and accurate.

Response

Comment complied with by removing the “qualified by reference to” language.

Comment No. 5

Background, Page 1, 2nd Paragraph. Please revise the sentence about acquired fund fees and expenses (“AFFE”) because the sentence suggests that the AFFEs are the same with a couple exceptions, which is not the case. Also, verify if the AFFEs all actually vary by 0.01% because the tables provide that the AFFEs vary by more than 0.01%. Please clarify how the timing of cash flows affects the AFFEs.

Response

Comment complied with by deleting the statements about varying AFFEs. Registrant has revised the fee information, including the AFFEs, to match the current fees of the Funds listed in the supplement filed on June 2, 2017 (modified to comply with the expense reimbursement comment in Comment No. 12 below). The current fees for the Funds have identical AFFEs between each Target Fund and its corresponding Acquiring Fund.

Comment No. 6

Reasons for the Proposed Reorganization, Pages 1-2. Provide summarize the reasons why the Board approved the reorganizations.

Response

Comment complied with by adding details about the reasons why the Board approved the reorganizations to the summary section. Registrant added the following statement to this summary:

“The Board’s analysis included the compatibility of the investment objectives, principal investment strategies, and principal investment risks of each Target Fund and the corresponding Acquiring Fund, the relative fees and expense ratios of each Target Fund and the corresponding Acquiring Fund, the anticipated federal income tax-free nature of this reorganization, the expected costs of this reorganization and the fact that the Funds would not bear any of such costs, the terms of this reorganization and whether this reorganization would dilute the interests of shareholders of each Target Fund and the corresponding Acquiring Fund, the effect of this reorganization on shareholder rights, alternatives to this reorganization, and any potential benefits of this reorganization to GWCM and its affiliates as a result of this reorganization.”

Comment No. 7

Investment strategies, Page 2. Confirm whether the investment strategies section applies to all funds or if there are any differences. If there are any differences, please discuss in this section.

Response

Confirmed. The investment strategies section applies to all funds.

Comment No. 8

Investment Strategies, Page 3. Please revise the sentence above the asset class table to read “the following table describes the asset allocation ranges for each Target Fund and its corresponding Acquiring Fund.”

Response

Comment complied with by revising the text to provide, “the following table describes the asset allocation ranges for each Target Fund and its corresponding Acquiring Fund.”

Comment No. 9

Fees and Expenses, Page 4. Please add a disclosure that fees and expenses listed in the table do not reflect expenses of any permitted account, and if the table did reflect it, the fees and expenses shown would be higher.

Response

Comment complied with by adding the following statement:

“The tables below do not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.”

Comment No. 10

Fees and Expenses, Page 4. Please confirm that the current fees and expenses listed because N-14 requires current fees and expenses. Correct the AFFE expenses.

Response

Registrant confirms that it has revised the fees and expenses to reflect the current fees and expenses listed in the supplement filed on June 2, 2017.

Comment No. 11

Fees and Expenses, Page 4. Please confirm the AFFE expenses because the AFFEs listed include differences of more than 0.01%.

Response

Registrant confirms that it has revised the fees and expenses to reflect the current fees and expenses listed in the supplement filed on June 2, 2017.

Comment No. 12

Fees and Expenses, Fee Table, Footnote 2. Fee waivers cannot be shown for Acquiring Funds or the combined fund pro forma if not in effect for 1 year from the effective date of the N-14. Please revise the disclosure consistent with this requirement. Additionally, even if the fee waivers are not extended (i.e., still expires April 30, 2018), cannot be in the tables, but it can be discussed in the narrative.

Response

Comment complied with by revising the fee table to be consistent with this comment. With respect to each Acquiring Fund and its corresponding combined pro forma fund that originally listed the expense reimbursement and the total annual fund operating expenses after such expense reimbursement, Registrant replaced the numbers with a “–”. Additionally, Registrant added the following narrative following the fee table to explain the expense reimbursements for each Acquiring Fund and its corresponding combined pro forma fund:

“With respect to the Acquiring Funds, GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Acquiring Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement. These expense reimbursements are not reflected for the Acquiring Funds and the corresponding Combined Fund Pro Forma in the fee tables above because the agreement is not in effect for a full year following the date of this Prospectus/Information Statement. If the expense reimbursements were reflected, the expense reimbursements and the total annual fund operating expenses for the Acquiring Funds and the corresponding Combined Fund Pro Forma would be as follows. For the Great-West Conservative Profile II Fund and the corresponding Combined Fund Pro Forma, the expense reimbursement would be 0.08% and the total annual fund operating expenses after reimbursements would be 0.80%. For the Great-West Moderately Conservative Profile II Fund and the corresponding Combined Fund Pro Forma, the expense reimbursement would be 0.08% and the total annual fund operating expenses after reimbursements would be 0.85%. For the Great-West Moderate Profile II Fund and the corresponding Combined Fund Pro Forma, the expense reimbursement would be 0.06% and the total annual fund operating expenses after reimbursements would be 0.94%. For the Great-West Moderately Aggressive Profile II Fund and the corresponding Combined Fund Pro Forma, the expense reimbursement would be 0.03% and the total annual fund operating expenses after reimbursements would be 1.03%. For the Great-West Aggressive Profile II Fund and the corresponding Combined Fund Pro Forma, there would be no expense reimbursement because this Fund does not have any allocation to the GWL&A Contract.”

Comment No. 13

Example, Page 4. The disclosures above the fee examples provide that the examples assume the expense reimbursement is in place for all periods. Please revise to match the requirements discussed in Comment 5. Additionally, even if the expense reimbursement is extended for a full year from the effective date of the N-14, the fee waivers can only be reflected in the 1st year and cannot be reflected for all periods.

Response

Comment complied with by revising the language and numbers to remove the fee waivers for all periods for the Acquiring Funds and the Combined Pro Forma Funds. Registrant also revised the fee examples to reflect the revised fees and expenses described in Registrant’s response to Comment No. 11 above.

Comment No. 14

Principal Investment Risks, Page 7. Please move this principal investment risks section so that it comes immediately after the synopsis (N-14 item 3(c)). Also, please confirm if every risk listed applies to all the Funds. If there are any differences, then explain what risks apply to what Funds.

Response

Comment complied with by moving the principal investment risks section so that it immediately follows the synopsis. Additionally, Registrant has revised the principal investment risk section to identify the principal investment risks that apply to each Fund.

Comment No. 15

Performance Information, Page 10. Please reorder the performance information so that the performance information for each Target Fund and its Acquiring Fund can be more easily compared.

Response

Comment complied with by reordering the performance information so that the performance information for each Target Fund is placed immediately before the performance information for its corresponding Acquiring Fund.

Comment No. 16

Performance Information for the Conservative Profile I and Conservative Profile II Funds. Please verify that the performance information is accurate for the Conservative Profile I and Conservative Profile II Funds. If this information is correct, explain why there is such a difference.

Response

Comment complied with by revising the bar chart for the Great-West Conservative Profile I Fund to match the performance data. Registrant confirms that the bar chart for the Great-West Conservative Profile II Fund is accurate.

Comment No. 17

The Proposed Reorganization, Page 20. Please remove the last sentence stating, “the following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.”

Response

Comment complied with by removing the sentence stating, “the following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.”

Comment No. 18

Material Tax Consequences, Page 23. Please confirm the tax opinion covers the statement that “investors who hold shares of the Target Funds through a Permitted Account are not expected to be currently taxed for federal income tax purposes on any dividends or distributions made by the Target Funds in connection with this reorganization.”

Response

Per our telephone discussion on June 13, 2017, Registrant certifies that the executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus, as described in Item 17(3) of Part C, will support the following statement:

“For federal income tax purposes, shareholders of the Target Funds and investors who own shares of the Target Funds through a variable annuity contract or variable life insurance policy will not recognize any taxable income, gains or losses as a direct result of the Reorganization.”

Additionally, per our telephone discussion on June 13, 2017, to be consistent with the tax opinion, Registrant has revised the statement that is the subject of this Comment 18 in the N-14 from “investors who hold shares of the Target Funds through a Permitted Account are not expected to be currently taxed for federal income tax purposes on any dividends or distributions made by the Target Funds in connection with this reorganization” to “Shareholders of the Target Funds and investors who hold shares of the Target Funds through a variable contract are not expected to recognize any taxable income, gains or losses for federal income tax purposes as a direct result of this reorganization.” Finally, per our telephone discussion, to be consistent with the tax opinion, Registrant made similar corrections to similar tax language with generic references to investors in the N-14 (Q&A #5, Material Federal Income Tax Consequences of the Reorganization on Page 2, and the Material Federal Income Tax Consequences on page 24).

Comment No. 19

Capitalization Table, Page 24. Please include a footnote explaining all pro forma adjustments to the Capitalization Table.

Response

Comment complied with by adding the following footnote explaining all pro forma adjustments:

“Adjustment to reflect the transfer of applicable Target Fund shares into its corresponding Acquiring Fund shares in connection with this proposed reorganization.”

Comment No. 20

The Board’s Approval of the Reorganization – Investment Performance and Portfolio Management, Page 31. Please verify that Great-West Conservative Profile I and II Funds’ performance data is correct. If it is, then the statement about the performance information needs to be revised.

Response

Registrant confirms this statement is accurate. As noted in our response to Comment 16, Registrant has corrected the performance bar chart for the Great-West Conservative Profile I Fund.

Comment No. 21

Dilution, Page 32. Please change the references to “total value” to “total net asset value.”

Response

Comment complied with by changing the references to “total value” to “total net asset value.”

Comment No. 22

Beneficial Ownership tables for Target Funds, Page 33. With respect to the tables for the Target Funds, if the data for the Combined Fund lists 0.00%, then please change the heading of the final column from “Combined Fund” to “Target Fund” because the investors would own some of the Combined Fund.

Response

Registrant agrees that this change would be accurate if Registrant listed the ownership of the Target Fund as 0.00% after the reorganization. However, after reviewing the Form N-14 Item 7(c)(4)(ii), Registrant determined this requirement is asking to display the effect of the reorganization on shareholders with 5% or more ownership of the Target Funds. To comply with this requirement, Registrant revised the “Combined Fund” column to read “Acquiring Fund” and revised the data to disclose what each shareholder with 5% or more ownership of each Target Fund will own with respect to the Acquiring Fund (i.e., surviving fund) after the reorganization.

Comment No. 23

Beneficial Ownership tables for Acquiring Funds. Is it accurate to call it the “Estimated Pro Forma Percentage Ownership of the Combined Fund” or “Estimated Pro Forma Percentage Ownership of the Acquiring Fund”? Additionally, please correct the data for the Estimated Pro Forma Ownership.

Response

Comment complied with by correcting the data and changing the title of the pro forma column to “Estimated Pro Forma Percentage Ownership of the Acquiring Fund.” Additionally, consistent with the requirement discussed in Registrant’s response to Comment No. 22 above (i.e., this requirement asks to disclose the effect of the reorganization on shareholders with 5% or more beneficial ownership interest), Registrant deleted any owners that were previously listed as 0.00% owners of the Acquiring Fund(s) as this information is now disclosed in the Target Fund 5% beneficial ownership tables.

Comment No. 24

Schedule A, Page A-15. Please correct the title of the table header to “Target Fund” for consistency of terminology with the rest of the document.

Response

Comment complied with by changing the title of the table header to “Target Fund” for consistency of terminology with the rest of the document.

Comment No. 25

SAI, Page 12. Please include footnotes and explanations for all pro forma adjustments made to the statement of operations for each merger.

Response

Comment complied with by adding the following footnote explaining all pro forma adjustments made to the statement of operations:

“Adjustment to reflect the changes of management fees in connection with the proposed reorganization.”

Comment No. 26

Part C, Item 15 Indemnification, Page C-1, Please include the language required by Rule 484 for indemnification of officers and directors.

Response

Comment complied with by adding the requested Rule 484 language to the indemnification section as follows:

“Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Comment No. 27

Part C, Item 16 Exhibits. Please file the actual Agreement and Plan of Reorganization rather than the form of such agreement.

Response

Comment complied with by filing the actual Agreement and Plan of Reorganization.

Comment No. 28

Signature Pages. Please confirm that the principal accounting officer has signed the N-14.

Response

Registrant confirms that the principal accounting officer is the same person as the Chief Financial Officer & Treasurer.

Please direct any question or comment regarding Pre-Effective Amendment No. 1 to Mike Knowles at (303) 737-0172 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Vice President, Counsel & Secretary

cc:        Renee Hardt, Esq., Vedder Price P.C.